Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,648,937,356.00
Total Fee Amount	227,718.25
Total Offset Amount	0.00
Net Fee	$ 227,718.25
Offering Table N/A
Offset Table N/A	N/A